INTANGIBLE (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE
Schedule of goodwill and intangible assets with indefinite useful life

	December 31,	December 31,
	2020	2019
Vale Florestar (1)		45,435
Facepa	119,332	119,332
Fibria (2)	7,897,051	7,897,051
Other (3)	1,196	1,196
	8,017,579	8,063,014
1)

Vale Florestar's main asset is eucalyptus forests planted in leased areas, in the State of Pará, which were acquired for the purpose of supplying wood to the Maranhão Unit. On December 31, 2020, the Company tested goodwill on expected future profitability arising from business combinations with Vale Florestar and identified an impairment of R$45,435 recognized in other operating results.

2)	Amount arising from the business combination with Fibria, held on January 3, 2019, when the Company acquired the net assets of Fibria for total consideration of R$37,235,854 (note 1.3.1).
3)	Refer to other intangible assets with indefinite useful life such as servitude and electricity.

Summary of assumptions used in valuation of cash-generating units

	2021	2022	2023	2024	2025
Net average pulp price – Foreign market (USD/t)
Asia	495.0	651.7	457.5	492.5	502.4
Europa	490.5	640.1	504.7	505.9	516.1
North America	535.9	647.9	510.9	512.0	522.4
Latin America	511.3	637.6	502.8	503.9	514.1
Net average pulp price – Internal market (USD/t)	421.6	641.4	505.7	506.9	517.1
Average exchange rate (R$/U.S.$)	5.01	4.82	4.81	4.82	4.88
Discount rate (pos-tax)	9.19% p.a.	9.19% p.a.	9.19% p.a.	9.19% p.a.	9.19% p.a
Discount rate (pre-tax)	13.0% p.a.	13.0% p.a.	13.0% p.a.	13.0% p.a.	13.0% p.a.

Schedule of intangible assets with determined useful life

16.INTANGIBLE

16.1.Goodwill and intangible assets with indefinite useful life

	December 31,	December 31,
	2020	2019
Vale Florestar (1)		45,435
Facepa	119,332	119,332
Fibria (2)	7,897,051	7,897,051
Other (3)	1,196	1,196
	8,017,579	8,063,014
1)

Vale Florestar's main asset is eucalyptus forests planted in leased areas, in the State of Pará, which were acquired for the purpose of supplying wood to the Maranhão Unit. On December 31, 2020, the Company tested goodwill on expected future profitability arising from business combinations with Vale Florestar and identified an impairment of R$45,435 recognized in other operating results.

2)	Amount arising from the business combination with Fibria, held on January 3, 2019, when the Company acquired the net assets of Fibria for total consideration of R$37,235,854 (note 1.3.1).
3)	Refer to other intangible assets with indefinite useful life such as servitude and electricity.

The goodwill is based on expected future profitability supported by valuation reports, after purchase price allocation.

Goodwill are allocated to cash-generating units as presented in Note 29.4.

The calculation of the value in use of non-financial assets is done annually using the discounted cash flow method. In 2020, the Company used the strategic plan and annual budget with growing projections until 2025 and the average perpetuity of the cash generating units considering a nominal rate of 3.27% p.a. from this date, based on historical information of previous years, economic and financial projections from each specific market that the Company has operations and additionally include official information disclosed by independent institutions and government agencies.

The discount rate, after taxes, adopted by the Management was 9.19% p.a., calculated based on weighted average cost of capital (“WACC”). The assumptions in the table set forth below were also adopted:

	2021	2022	2023	2024	2025
Net average pulp price – Foreign market (USD/t)
Asia	495.0	651.7	457.5	492.5	502.4
Europa	490.5	640.1	504.7	505.9	516.1
North America	535.9	647.9	510.9	512.0	522.4
Latin America	511.3	637.6	502.8	503.9	514.1
Net average pulp price – Internal market (USD/t)	421.6	641.4	505.7	506.9	517.1
Average exchange rate (R$/U.S.$)	5.01	4.82	4.81	4.82	4.88
Discount rate (pos-tax)	9.19% p.a.	9.19% p.a.	9.19% p.a.	9.19% p.a.	9.19% p.a
Discount rate (pre-tax)	13.0% p.a.	13.0% p.a.	13.0% p.a.	13.0% p.a.	13.0% p.a.

The recoverability of property, plant and equipment was tested in 2020 and no impairment loss was identified.

16.2.Intangible assets with determined useful life

		December 31,	December 31,
		2020	2019
Beginning balance		9,649,789	180,311
Business combination			308,681
Additions		2,307	17,715
Fair value adjustment on business combination			702
Amortization		(980,385)	(74,332)
Fair value adjustment on business combination			10,159,550
Port concession			54,470
Lease agreements			44,371
Supplier agreements			172,094
Port services agreements			694,590
Cultivars			142,744
Customer portfolio			9,030,779
Software			20,502
Fair value adjustment on business combination – Amortization (Fibria)			(956,577)
Port concession			(2,147)
Lease agreements			(7,499)
Supplier agreements			(72,097)
Port services agreements			(29,362)
Cultivars			(20,392)
Customer portfolio			(820,980)
Software			(4,100)
Fair value adjustment on business combination – Amortization (Facepa and Ibema)			(15,454)
Exchange rate variation			2,930
Transfers and others		70,238	26,263
Ending balance		8,741,949	9,649,789

Represented by	Average rate %
Non-compete agreement	46.1 and 5	5,706	2,150
Research and development agreement	5.4	66,272	74,643
Ports concession	4.3	209,506	219,256
Lease agreements	16.9	29,373	36,871
Supplier agreements	12.9	85,182	99,997
Port service contracts	4.2	639,275	665,228
Cultivars	14.3	101,960	122,352
Development and implementation of systems	11.2	1,392	1,687
Trademarks and patents	10.0	16,627	20,649
Customer portfolio	9.1	7,388,820	8,217,192
Supplier agreements	17.6	41,250	51,562
Software	20.0	123,788	135,668
Others	5.0	32,798	2,534
		8,741,949	9,649,789